FAIR VALUE DISCLOSURES - Estimated Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Inputs, Level 1 [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	$ 469,365	$ 405,080	$ 262,368
Restricted cash	174,194	279,742	143,403
Level 2
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Credit facilities and other secured borrowings	270,944	1,296,054	1,133,095
Convertible notes		180,252
Carrying Value
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	469,365	405,080	262,368
Restricted cash	174,194	279,742	143,403
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Credit facilities and other secured borrowings	270,944	1,296,054	1,133,095
Convertible notes		140,096
Fair Value
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	469,365	405,080	262,368
Restricted cash	174,194	279,742	143,403
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Credit facilities and other secured borrowings	$ 270,944	1,296,054	$ 1,133,095
Convertible notes		$ 180,252